Investment in associate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	R$ 1,942,176	R$ 1,589,784
Non-current assets	7,415,758	7,239,755
Current liabilities	(884,041)	(1,140,195)
Non-current liabilities	(3,582,708)	(3,378,761)
Revenue	3,697,255	3,304,329	R$ 2,875,913
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Allowance for expected credit losses	57,090	60,894	74,552
Net finance result	(194,943)	(111,283)	(110,642)
Income before income taxes	860,945	676,391	429,582
Net income	768,443	648,920	405,416
Dividends receivable - Other assets	(15,553)	(7,501)	(9,900)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	27,686	38,122
Non-current assets	118,550	116,846
Current liabilities	(44,726)	(30,049)
Non-current liabilities	(90,394)	(87,388)
Equity	11,116	37,531
Company’s share in equity - 30%	3,335	11,259
Goodwill	43,183	43,183
Carrying amount of the investment	46,518	54,442
Revenue	167,525	156,984	148,042
Cost of services	(79,116)	(72,898)	(71,282)
Selling, general and administrative expenses	(32,587)	(30,755)	(27,646)
Allowance for expected credit losses	445	(1,587)	(1,029)
Other income	660	212	179
Other expenses	(5,111)	(5,326)	(8,709)
Net finance result	(3,298)	(4,946)	(6,123)
Income before income taxes	48,518	41,684	33,432
Income taxes expenses	(2,132)	(2,560)	(1,782)
Net income	46,386	39,124	31,650
Company’s share of profit, net of tax	13,916	11,737	9,495
Opening balance	54,442	51,834	53,907
Share of profit, net of tax	13,916	11,737	9,495
Dividends received	(15,553)	(7,501)	(9,900)
Dividends receivable - Other assets	(6,287)	(1,628)	(1,668)
Closing balance	R$ 46,518	R$ 54,442	R$ 51,834